5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Portugal - Alvito
Exploration and Evaluation assets acquisition costs	$ 0	$ 0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	488,524	488,524
Write-down of property during the year		0
Portugal - Alvito | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	147,900	147,900
Portugal - Alvito | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,624,824	1,624,824
Portugal - Alvito | Insurance
Cumulative Mineral Exploration Expenses since acquisition	5,683	5,683
Portugal - Alvito | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	177	177
Portugal - Alvito | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	43,699	43,699
Portugal - Alvito | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	188,804	188,804
Portugal - Alvito | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	71,452	71,452
Portugal - Alvito | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	75,625	75,625
Portugal - Alvito | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,149,344)	(2,149,344)
Portugal - Alvito | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	7,191	7,191
Portugal - Alvito | Drilling
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Alvito | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	167,920	167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(458,998)	(366,022)
Cumulative Mineral Exploration Expenses since acquisition	233,828	692,826
Write-down of property during the year		0
Portugal - Alvalade | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	361,864	361,864
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	22,203	6,872
Cumulative Mineral Exploration Expenses since acquisition	6,537,815	6,515,612
Portugal - Alvalade | Insurance
Cumulative Mineral Exploration Expenses since acquisition	24,622	24,173
Portugal - Alvalade | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,020	1,020
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	0	4,414
Cumulative Mineral Exploration Expenses since acquisition	253,950	253,950
Portugal - Alvalade | Rent
Mineral Exploration Expenses	0	55,899
Cumulative Mineral Exploration Expenses since acquisition	606,084	606,084
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	0	1,539
Cumulative Mineral Exploration Expenses since acquisition	194,203	194,203
Portugal - Alvalade | Travel
Mineral Exploration Expenses	2,300	236
Cumulative Mineral Exploration Expenses since acquisition	239,667	237,367
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(483,950)	(434,982)
Cumulative Mineral Exploration Expenses since acquisition	(8,612,772)	(8,128,822)
Portugal - Alvalade | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	17,178	17,178
Portugal - Alvalade | Drilling
Cumulative Mineral Exploration Expenses since acquisition	610,197	610,197
Portugal - Alvalade | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	3,656,662	3,656,662
Write-down of property during the year		0
Portugal - Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	545,708	545,708
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4,692,323	4,692,323
Portugal - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	46,429	46,429
Portugal - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,067	1,067
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	236,040	236,040
Portugal - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	408,092	408,092
Portugal - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	172,925	172,925
Portugal - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	171,652	171,652
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,741,482)	(2,741,482)
Portugal - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	91,531	91,531
Portugal - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	0	1
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	1,968
Cumulative Mineral Exploration Expenses since acquisition	151,912	151,912
Write-down of property during the year		(1)
Kosovo - Slivovo | Concession fees and taxes
Mineral Exploration Expenses	0	1,841
Cumulative Mineral Exploration Expenses since acquisition	11,839	11,839
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	119,801	119,801
Kosovo - Slivovo | Insurance
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	0	74
Cumulative Mineral Exploration Expenses since acquisition	80,223	80,223
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	28,694	28,694
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	0	53
Cumulative Mineral Exploration Expenses since acquisition	185,127	185,127
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	60,107	60,107
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,834,986)	(2,834,986)
Kosovo - Slivovo | Assaying
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geology work
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Report
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Kosovo - Slivovo | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	9,415
Cumulative Mineral Exploration Expenses since acquisition	1,787,017	1,787,017
Write-down of property during the year		0
Kosovo - Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	206,975	206,975
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	8,971
Cumulative Mineral Exploration Expenses since acquisition	720,879	720,879
Kosovo - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	15,007	15,007
Kosovo - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,958
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	0	444
Cumulative Mineral Exploration Expenses since acquisition	101,624	101,624
Kosovo - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	88,221	88,221
Kosovo - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,582
Kosovo - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,478
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	252,083	252,083
Write-down of property during the year		0
Germany | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4	4
Germany | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Germany | Insurance
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,255	5,255
Germany | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Assaying
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Germany | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Geology work
Cumulative Mineral Exploration Expenses since acquisition	223,619	223,619
Germany | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	248,848	248,848
Write-down of property during the year		0
Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	63,191	63,191
Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	140,906	140,906
Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	167,920	167,921
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(458,998)	(354,639)
Cumulative Mineral Exploration Expenses since acquisition	6,818,874	7,277,872
Write-down of property during the year		(1)
Concession fees and taxes
Mineral Exploration Expenses	0	1,841
Cumulative Mineral Exploration Expenses since acquisition	1,274,290	1,274,290
Geological salaries and consulting
Mineral Exploration Expenses	22,203	15,843
Cumulative Mineral Exploration Expenses since acquisition	13,708,001	13,685,798
Insurance
Cumulative Mineral Exploration Expenses since acquisition	106,345	105,896
Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	74,380	74,380
Office and administrative fees
Mineral Exploration Expenses	0	4,932
Cumulative Mineral Exploration Expenses since acquisition	783,982	783,982
Rent
Mineral Exploration Expenses	0	55,899
Cumulative Mineral Exploration Expenses since acquisition	1,340,455	1,340,455
Site costs
Mineral Exploration Expenses	0	1,592
Cumulative Mineral Exploration Expenses since acquisition	827,154	827,154
Travel
Mineral Exploration Expenses	2,300	236
Cumulative Mineral Exploration Expenses since acquisition	584,855	582,555
Reimbursements from optionee
Mineral Exploration Expenses	(483,950)	(434,982)
Cumulative Mineral Exploration Expenses since acquisition	(16,383,742)	(15,899,792)
Assaying
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Depreciation
Cumulative Mineral Exploration Expenses since acquisition	115,900	115,900
Drilling
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,262,927
Geology work
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Report
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	$ 34,339	$ 34,339